[LOGO - American Funds (R)]              The right choice for the long term/(R)/




The Growth Fund
of America/(R)/













TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
18    Sales charges
21    Sales charge reductions and waivers
23    Individual Retirement Account (IRA) rollovers
23    Plans of distribution
24    How to sell shares
25    Distributions and taxes
27    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2003

Risk/Return summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS


The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.



CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)

[begin bar chart]
1993  14.50%
1994   0.02
1995  29.80
1996  14.84
1997  26.86
1998  31.78
1999  45.70
2000   7.49
2001 -12.28
2002 -22.02
[end bar chart]



Highest/Lowest quarterly results during this time period were:


HIGHEST                          27.17%  (quarter ended December 31, 1998)
LOWEST                          -20.61%  (quarter ended September 30, 2001)


The cumulative total return for the nine months ended September 30, 2003, was 18.46%.


                                     2
                                        The Growth Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or contingent deferred sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%.
   Class A sales charges are reduced for purchases of $25,000 or more.

 . Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results reflect a contingent deferred sales charge of 1%. This charge applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The fund's results are shown on a pretax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/SM/ ACCOUNT.

Because the fund's Class 529 shares were first available on February 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73
 Before taxes                         -26.52%   5.87%    11.16%       14.96%
 After taxes on distributions         -26.54    4.37      9.29          N/A
 After taxes on distributions and     -16.28    5.03      9.07          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         -26.53%    N/A       N/A       -15.50%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         -23.42%    N/A       N/A       -13.98%
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                         -22.04%    N/A       N/A       -13.28%
 INDEXES (BEFORE TAXES)//
 S&P 500/2/                           -22.09%  -0.58%     9.34%       11.70%
 Consumer Price Index/3/                2.38    2.32      2.46         4.83



                                     3
The Growth Fund of America / Prospectus

1 Lifetime results for Class A shares are measured from December 1, 1973, when
 Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the indexes are measured from the date Capital Research and Management Company became the fund's investment adviser.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     4
                                        The Growth Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------------
 Maximum sales charge
 on purchases           5.75%/2/       none        none          none           none
 (as a percentage of
 offering price)
----------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none           none
 on reinvested
 dividends
----------------------------------------------------------------------------------------
 Maximum contingent      none/3/    5.00%/4/    1.00%/5/         none           none
 deferred sales charge
----------------------------------------------------------------------------------------
 Redemption or             none        none        none          none           none
 exchange fees



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia. Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. Class F and 529-F shares are generally available only to fee-based programs of investment firms that have special agreements with the fund's distributor and to certain registered investment advisers.
2 The sales charge is reduced or eliminated for purchases of $25,000 or more.

3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

4 The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
5 The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                  0.31%    0.31%    0.31%    0.31%
-------------------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/6/
-------------------------------------------------------------------------------
 Other expenses                   0.20     0.22     0.24     0.19
-------------------------------------------------------------------------------
 Total annual fund operating      0.76     1.53     1.55     0.75
 expenses
                                  CLASS    CLASS    CLASS    CLASS     CLASS

                                  529-A    529-B    529-C    529-E    529-F/7/
-------------------------------------------------------------------------------
 Management fees                  0.31%    0.31%    0.31%    0.31%     0.31%
-------------------------------------------------------------------------------
 Distribution and/or service      0.06     1.00     1.00     0.50      0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses/9/                0.30     0.35     0.34     0.30      0.30
-------------------------------------------------------------------------------
 Total annual fund operating      0.67     1.66     1.65     1.11      0.86
 expenses



6 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class's average net assets annually. Class B and C 12b-1 fees will always be 1.00% of the respective class's average net assets annually.
7 Annualized.

8 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class's average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class's average net assets annually.
9 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
The Growth Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $648    $804    $  973     $1,463
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           656     883     1,034      1,616
-------------------------------------------------------------------------------
 Class B -- assuming no redemption           156     483       834      1,616
-------------------------------------------------------------------------------
 Class C -- assuming redemption/3/           258     490       845      1,845
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           158     490       845      1,845
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/4/     77     240       417        930
-------------------------------------------------------------------------------
 Class 529-A/1/                              640     777       927      1,362
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/       669     923     1,102      1,704
-------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption       169     523       902      1,704
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/3/       268     520       897      1,955
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption       168     520       897      1,955
-------------------------------------------------------------------------------
 Class 529-E                                 113     353       612      1,352
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         88     274       477      1,061
fees/4/



1 Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects a contingent deferred sales charge in the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.


                                     6
                                        The Growth Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     7
The Growth Fund of America / Prospectus

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody's Investors Service, Inc., and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.


                                     8
                                        The Growth Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table shown on page 4, the table below reflects the fund's results calculated without sales charges.



 ADDITIONAL INVESTMENTS RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73
 Before taxes                         -22.02%   7.14%    11.82%       15.19%
 After taxes on distributions         -22.05    5.62      9.94          N/A
 After taxes on distributions and     -13.52    6.09      9.66          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         -22.66%    N/A       N/A       -14.43%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         -22.64%    N/A       N/A       -13.98%
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                         -22.04%    N/A       N/A       -13.28%
 INDEXES (BEFORE TAXES)
 Lipper Capital Appreciation Fund     -23.98%  -1.46%     6.65%       11.41%
Index/2/
 Lipper Growth Fund Index/3/          -24.20   -2.28      6.96        10.49
 Lipper Multi-Cap Growth Index/4/     -29.82   -3.34      6.15        11.21
 Lipper Multi-Cap Core Index/5/       -21.74   -0.66      8.04        11.03



1 Lifetime results for Class A shares are measured from December 1, 1973, when
 Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the indexes are measured from the date Capital Research and Management Company became the fund's investment adviser.
2 Lipper Capital Appreciation Fund Index is an equally weighted performance index that represents funds which aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
3 Lipper Growth Fund Index is an equally weighted performance index with 30 of the largest growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper Multi-Cap Growth Index is an equally weighted performance index that represents funds which invest in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Lipper Multi-Cap Core Index is an equally weighted performance index that represents funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-cap core funds may invest in a wide variety of companies. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     9
The Growth Fund of America / Prospectus

HOLDINGS BY INDUSTRY AS OF AUGUST 31, 2003
[begin pie chart]
Semiconductors & semiconductor equipment        12.78%
Retailing                                        9.70
Media                                            9.63
Pharmaceuticals & biotechnology                  8.82
Energy                                           6.01
Other industries                                42.80
Cash & equivalents                              10.26
[end pie chart]



 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2003
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 AOL Time Warner                                      3.29%
--------------------------------------------------------------------
 Lowe's Companies                                     2.46
--------------------------------------------------------------------
 American International Group                         2.32
--------------------------------------------------------------------
 Target                                               2.10
--------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing                   2.06
--------------------------------------------------------------------
 InterActiveCorp                                      2.02
--------------------------------------------------------------------
 Viacom                                               1.76
--------------------------------------------------------------------
 Applied Materials                                    1.72
--------------------------------------------------------------------
 Altria Group                                         1.66
--------------------------------------------------------------------
 Forest Laboratories                                  1.58
--------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     10
                                        The Growth Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Growth Fund of America are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      12 years             Senior Vice President and Director, Capital
 Senior Vice President           (plus 16 years prior      Research and Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 32 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
------------------------------------------------------------------------------------------------------------
 JAMES E. DRASDO                       18 years            Senior Vice President, Capital Research and
 Vice Chairman of the Board      (plus 9 years prior       Management Company
 and Director                  experience as a research
                              professional for the fund)   Investment professional for 32 years in total;
                                                           26 years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 MICHAEL T. KERR                       5 years             Senior Vice President, Capital Research Company
 Vice President                  (plus 4 years prior
                              experience as a research     Investment professional for 20 years in total;
                             professional for the fund)    18 years with Capital Research and Management
                                                           Company or affiliate

------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      10 years            Senior Vice President, Capital Research and
 President                       (plus 6 years prior       Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 18 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
------------------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG                  15 years             President and Director, Capital Research and
 Chairman of the Board           (plus 3 years prior       Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 33 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
------------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  18 years             Chairman of the Board and Principal Executive
                                                           Officer, Capital Research and Management Company

                                                           Investment professional for 39 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate

------------------------------------------------------------------------------------------------------------


                                     11
The Growth Fund of America / Prospectus

                                    The Growth Fund of America / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States (8 a.m. to 8 p.m. ET):
800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     13
The Growth Fund of America / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment firms that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     14
                                        The Growth Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none




                                     15
The Growth Fund of America / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and through certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     16
                                        The Growth Fund of America / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR A PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For automatic investment plans                                          50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the net asset value of each share class may change on days when you will not be able to purchase or redeem fund shares.


                                     17
The Growth Fund of America / Prospectus

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.


                                     18
                                        The Growth Fund of America / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."


                                     19
The Growth Fund of America / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and 529-E shares are sold without any initial or contingent deferred sales charge.


                                     20
                                        The Growth Fund of America / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse (or equivalent if recognized under local law) and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation, reinvested dividends or capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy


                                     21
The Growth Fund of America / Prospectus
 variable annuity contracts and variable life insurance policies to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Please see the statement of additional information for more information.




                                     22
                                        The Growth Fund of America / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may also be eligible to be invested in Class A shares at net asset value.


Retirement plan assets invested in Class A shares with a sales charge, or Class B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to 0.75% for Class 529-E shares; and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     23
The Growth Fund of America / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales


                                     24
                                        The Growth Fund of America / Prospectus
charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.


                                     25
The Growth Fund of America / Prospectus

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     26
                                        The Growth Fund of America / Prospectus

Financial highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                               gains (losses)
                                     Net asset      Net         on securities
                                      value,     investment    (both realized     Total from
                                     beginning     income            and          investment
                                     of period     (loss)        unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                  $18.57       $ .06           $ 3.88          $ 3.94
Year ended 8/31/2002                   23.20         .04            (4.62)          (4.58)
Year ended 8/31/2001                   35.91         .15            (8.62)          (8.47)
Year ended 8/31/2000                   26.20         .18            12.77           12.95
Year ended 8/31/1999                   17.95         .07            10.48           10.55
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2003                   18.28        (.09)            3.81            3.72
Year ended 8/31/2002                   22.98        (.13)           (4.57)          (4.70)
Year ended 8/31/2001                   35.79        (.07)           (8.56)          (8.63)
Period from 3/15/2000 to 8/31/2000     32.44          --/3/          3.35            3.35
-----------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2003                   18.26        (.10)            3.80            3.70
Year ended 8/31/2002                   22.95        (.13)           (4.56)          (4.69)
Period from 3/15/2001 to 8/31/2001     23.78        (.08)            (.75)           (.83)
-----------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2003                  $18.53       $ .05           $ 3.87          $ 3.92
Year ended 8/31/2002                   23.19         .03            (4.61)          (4.58)
Period from 3/15/2001 to 8/31/2001     23.92         .02             (.75)           (.73)
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2003                   18.56         .07             3.88            3.95
Period from 2/15/2002 to 8/31/2002     22.62         .01            (4.07)          (4.06)
-----------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2003                  18.48        (.12)            3.84            3.72
 Period from 2/15/2002 to 8/31/2002    22.62        (.08)           (4.06)          (4.14)
-----------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2003                  18.48        (.12)            3.85            3.73
 Period from 2/15/2002 to 8/31/2002    22.62        (.08)           (4.06)          (4.14)
CLASS 529-E:
 Year ended 8/31/2003                  18.55        (.02)            3.87            3.85
 Period from 3/1/2002 to 8/31/2002     22.95        (.02)           (4.38)          (4.40)
-----------------------------------------------------------------------------------------------
CLASS 529-F:
 Period from 9/16/2002 to 8/31/2003    18.39         .03             4.06            4.09
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/4/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                   $(.02)       $   --          $ (.02)        $22.49        21.23%      $41,267
Year ended 8/31/2002                    (.05)           --            (.05)         18.57       (19.80)       30,644
Year ended 8/31/2001                    (.15)        (4.09)          (4.24)         23.20       (25.28)       34,312
Year ended 8/31/2000                    (.04)        (3.20)          (3.24)         35.91        53.51        40,671
Year ended 8/31/1999                    (.09)        (2.21)          (2.30)         26.20        61.26        20,673
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2003                      --            --              --          22.00        20.35         3,490
Year ended 8/31/2002                      --            --              --          18.28       (20.45)        2,170
Year ended 8/31/2001                    (.09)        (4.09)          (4.18)         22.98       (25.83)        1,437
Period from 3/15/2000 to 8/31/2000        --            --              --          35.79        10.33           424
-------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2003                      --            --              --          21.96        20.26         2,762
Year ended 8/31/2002                      --            --              --          18.26       (20.44)        1,370
Period from 3/15/2001 to 8/31/2001        --            --              --          22.95        (3.49)          385
-------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2003                   $(.04)           --         $(.04)          $22.41        21.22%       $3,721
Year ended 8/31/2002                    (.08)           --            (.08)         18.53       (19.83)        1,576
Period from 3/15/2001 to 8/31/2001        --            --              --          23.19        (3.05)          350
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2003                    (.04)           --            (.04)         22.47        21.35           409
Period from 2/15/2002 to 8/31/2002        --            --              --          18.56       (17.95)          144
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2003                     --            --              --          22.20        20.13           120
 Period from 2/15/2002 to 8/31/2002       --            --              --          18.48       (18.30)           39
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2003                     --            --              --          22.21        20.18           136
 Period from 2/15/2002 to 8/31/2002       --            --              --          18.48       (18.30)           45
CLASS 529-E:
 Year ended 8/31/2003                   (.03)           --            (.03)         22.37        20.78            23
 Period from 3/1/2002 to 8/31/2002        --            --              --          18.55       (19.17)            6
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Period from 9/16/2002 to 8/31/2003     (.03)           --            (.03)         22.45        22.27             5



                                      Ratio of     Ratio of net
                                      expenses     income (loss)
                                     to average     to average
                                     net assets     net assets
-----------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                    .76 %          .28 %
Year ended 8/31/2002                    .75            .18
Year ended 8/31/2001                    .71            .56
Year ended 8/31/2000                    .70            .58
Year ended 8/31/1999                    .70            .28
-----------------------------------------------------------------
CLASS B:
Year ended 8/31/2003                   1.53           (.49 )
Year ended 8/31/2002                   1.52           (.60 )
Year ended 8/31/2001                   1.48           (.29 )
Period from 3/15/2000 to 8/31/2000      .66           (.01 )
-----------------------------------------------------------------
CLASS C:
Year ended 8/31/2003                   1.55           (.52 )
Year ended 8/31/2002                   1.55           (.63 )
Period from 3/15/2001 to 8/31/2001      .80           (.34 )
-----------------------------------------------------------------
CLASS F:
Year ended 8/31/2003                    .75 %          .28 %
Year ended 8/31/2002                    .77            .15
Period from 3/15/2001 to 8/31/2001      .38            .08
-----------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2003                    .67            .36
Period from 2/15/2002 to 8/31/2002      .86/5/         .07/5/
-----------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2003                  1.66           (.63 )
 Period from 2/15/2002 to 8/31/2002    1.66/5/        (.74 )/5/
-----------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2003                  1.65           (.61 )
 Period from 2/15/2002 to 8/31/2002    1.64/5/        (.72 )/5/
CLASS 529-E:
 Year ended 8/31/2003                  1.11           (.08 )
 Period from 3/1/2002 to 8/31/2002      .56           (.10 )
-----------------------------------------------------------------
CLASS 529-F:
 Period from 9/16/2002 to 8/31/2003     .86/5/         .16/5/


The Growth Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                          2003         2002        2001        2000         1999
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         30%         36%         47%          46%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Amount less than one cent.
4 Total returns exclude all sales charges, including contingent deferred sales charges.

5 Annualized.
                                        The Growth Fund of America / Prospectus

[LOGO - American Funds (R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR                     American Funds Service Company
          COLLEGEAMERICA/SM/      800 /421-0180, ext. 529
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA   PROGRAM  DESCRIPTION  The  CollegeAmerica  Program  Description
contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.

[LOGO - recycle bug]




Printed on recycled paper
MFGEPR-905-1103 Litho in USA                Investment Company File No. 811-862
CGD/RRD/8009
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust

[LOGO - American Funds (R)]              The right choice for the long term/(R)/




The Growth Fund
of America/(R)/












TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 November 1, 2003

Risk/Return summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)

[begin bar chart]
1993  14.50%
1994   0.02
1995  29.80
1996  14.84
1997  26.86
1998  31.78
1999  45.70
2000   7.49
2001 -12.28
2002 -22.02
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                                                            27.17%  (quarter ended December 31, 1998)
LOWEST                                                            -20.61%  (quarter ended September 30, 2001)


The cumulative total return for the nine months ended September 30, 2003, was 18.46%.


                                     2
                                        The Growth Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73  -26.52%   5.87%    11.16%      14.96%
 S&P 500/2/                     -22.09   -0.58      9.34       11.70
 Consumer Price Index/3/          2.38    2.32      2.46        4.83



1 Lifetime results are measured from December 1, 1973, when Capital Research and
 Management Company became the fund's investment adviser.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
The Growth Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $25,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                         CLASS    CLASS   CLASS  CLASS   CLASS
                               CLASS A    R-1      R-2     R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                0.31%   0.31 %   0.31 %   0.31%  0.31%   0.31%
-------------------------------------------------------------------------------
 Distribution and/or service    0.25    1.00     0.75     0.50   0.25     N/A
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/              0.20    0.28     0.76     0.30   0.18    0.12
-------------------------------------------------------------------------------
 Total annual fund operating    0.76    1.59     1.82     1.11   0.74    0.43
 expenses
-------------------------------------------------------------------------------
 Expense reimbursement           N/A    0.06/3/  0.33/3/   N/A    N/A     N/A
-------------------------------------------------------------------------------
 Net expenses                   0.76    1.53     1.49     1.11   0.74    0.43
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75% and
 0.50%, respectively, of the class's average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class's average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period.


                                     4
                                        The Growth Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $648    $804     $973      $1,463
--------------------------------------------------------------------
 Class R-1/2/                     156     483      834       1,824
--------------------------------------------------------------------
 Class R-2/2/                     152     471      813       1,779
--------------------------------------------------------------------
 Class R-3                        113     353      612       1,352
--------------------------------------------------------------------
 Class R-4                         76     237      411         918
--------------------------------------------------------------------
 Class R-5                         44     138      241         542
--------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.


                                     5
The Growth Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     6
                                        The Growth Fund of America / Prospectus

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody's Investors Service, Inc., and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.


                                     7
The Growth Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table shown on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73        -22.02%   7.14%   11.82%       15.19%
 Lipper Capital Appreciation Fund     -23.98   -1.46     6.65        11.41
Index/2/
 Lipper Growth Fund Index/3/          -24.20   -2.28     6.96        10.49
 Lipper Multi-Cap Growth Index/4/     -29.82   -3.34     6.15        11.21
 Lipper Multi-Cap Core Index/5/       -21.74   -0.66     8.04        11.03



1 Lifetime results are measured from December 1, 1973, when Capital Research and
 Management Company became the fund's investment adviser.
2 Lipper Capital Appreciation Fund Index is an equally weighted performance index that represents funds which aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
3 Lipper Growth Fund Index is an equally weighted performance index with 30 of the largest growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper Multi-Cap Growth Index is an equally weighted performance index that represents funds which invest in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Lipper Multi-Cap Core Index is an equally weighted performance index that represents funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-cap core funds may invest in a wide variety of companies. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     8
                                        The Growth Fund of America / Prospectus

HOLDINGS BY INDUSTRY AS OF AUGUST 31, 2003
[begin pie chart]
Semiconductors & semiconductor equipment        12.78%
Retailing                                        9.70
Media                                            9.63
Pharmaceuticals & biotechnology                  8.82
Energy                                           6.01
Other industries                                42.80
Cash & equivalents                              10.26
[end pie chart]



 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2003
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 AOL Time Warner                                      3.29%
--------------------------------------------------------------------
 Lowe's Companies                                     2.46
---------------------------------------------
 American International Group                         2.32
--------------------------------------------------------------------
 Target                                               2.10
--------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing                   2.06
--------------------------------------------------------------------
 InterActiveCorp                                      2.02
--------------------------------------------------------------------
 Viacom                                               1.76
--------------------------------------------------------------------
 Applied Materials                                    1.72
--------------------------------------------------------------------
 Altria Group                                         1.66
--------------------------------------------------------------------
 Forest Laboratories                                  1.58
--------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
The Growth Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Growth Fund of America are:

 PORTFOLIO COUNSELOR/ FUND TITLE (IF APPLICABLE)      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
                                                    EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                                           12 years             Senior Vice President and Director, Capital
 Senior Vice President                                (plus 16 years prior      Research and Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 32 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate
---------------------------------------------------------------------------------------------------------------------------------
 JAMES E. DRASDO                                            18 years            Senior Vice President, Capital Research and
 Vice Chairman of the Board and Director              (plus 9 years prior       Management Company
                                                    experience as a research
                                                   professional for the fund)   Investment professional for 32 years in total;
                                                                                26 years with Capital Research and Management
                                                                                Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
 MICHAEL T. KERR                                            5 years             Senior Vice President, Capital Research Company
 Vice President                                       (plus 4 years prior
                                                   experience as a research     Investment professional for 20 years in total;
                                                  professional for the fund)    18 years with Capital Research and Management
                                                                                Company or affiliate

---------------------------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                                           10 years            Senior Vice President, Capital Research and
 President                                            (plus 6 years prior       Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 18 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate
---------------------------------------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG                                       15 years             President and Director, Capital Research and
 Chairman of the Board                                (plus 3 years prior       Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 33 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate
---------------------------------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                                       18 years             Chairman of the Board and Principal Executive
                                                                                Officer, Capital Research and Management Company

                                                                                Investment professional for 39 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate

---------------------------------------------------------------------------------------------------------------------------------


                                     10
                                        The Growth Fund of America / Prospectus

The Growth Fund of America / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in the American Funds. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR A PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     12
                                        The Growth Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the net asset value of each share class may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     13
The Growth Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     14
                                        The Growth Fund of America / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold with no initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     15
The Growth Fund of America / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     16
                                        The Growth Fund of America / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may also be eligible to be invested in Class A shares at net asset value.


Retirement plan assets invested in Class A shares with a sales charge, or Class B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     17
The Growth Fund of America / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     18
                                        The Growth Fund of America / Prospectus

Financial highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                               gains (losses)
                                     Net asset      Net        on securities
                                      value,     investment    (both realized    Total from
                                     beginning     income           and          investment
                                     of period     (loss)       unrealized)      operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                  $18.57       $ .06          $ 3.88          $ 3.94
Year ended 8/31/2002                   23.20         .04           (4.62)          (4.58)
Year ended 8/31/2001                   35.91         .15           (8.62)          (8.47)
Year ended 8/31/2000                   26.20         .18           12.77           12.95
Year ended 8/31/1999                   17.95         .07           10.48           10.55
CLASS R-1:
Year ended 8/31/2003                   18.53        (.11)           3.87            3.76
Period from 6/6/2002 to 8/31/2002      21.08        (.03)          (2.52)          (2.55)
----------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2003                  18.53        (.10)           3.86            3.76
 Period from 5/21/2002 to 8/31/2002    22.11        (.03)          (3.55)          (3.58)
----------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2003                  18.55        (.02)           3.86            3.84
 Period from 5/21/2002 to 8/31/2002    22.11        (.01)          (3.55)          (3.56)
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003                  $18.57      $.05            $ 3.87          $ 3.92
Period from 5/28/2002 to 8/31/2002     22.01         .01           (3.45)          (3.44)
CLASS R-5:
 Year ended 8/31/2003                  18.58         .11            3.89            4.00
 Period from 5/15/2002 to 8/31/2002    22.40         .03           (3.85)          (3.82)
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                   $(.02)       $   --          $ (.02)        $22.49        21.23%      $41,267
Year ended 8/31/2002                    (.05)           --            (.05)         18.57       (19.80)       30,644
Year ended 8/31/2001                    (.15)        (4.09)          (4.24)         23.20       (25.28)       34,312
Year ended 8/31/2000                    (.04)        (3.20)          (3.24)         35.91        53.51        40,671
Year ended 8/31/1999                    (.09)        (2.21)          (2.30)         26.20        61.26        20,673
CLASS R-1:
Year ended 8/31/2003                    (.01)           --            (.01)         22.28        20.29            23
Period from 6/6/2002 to 8/31/2002         --            --              --          18.53       (12.10)            1
-------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2003                   (.03)           --            (.03)         22.26        20.29           305
 Period from 5/21/2002 to 8/31/2002       --            --              --          18.53       (16.19)            8
-------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2003                   (.04)           --            (.04)         22.35        20.75           743
 Period from 5/21/2002 to 8/31/2002       --            --              --          18.55       (16.10)           11
-------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003                   $(.05)           --         $(.05)          $22.44        21.19%         $401
Period from 5/28/2002 to 8/31/2002        --            --              --          18.57       (15.63)            3
CLASS R-5:
 Year ended 8/31/2003                   (.06)           --            (.06)         22.52        21.61           297
 Period from 5/15/2002 to 8/31/2002       --            --              --          18.58       (17.05)           95



                                      Ratio of     Ratio of net
                                      expenses     income (loss)
                                     to average     to average
                                     net assets     net assets
-----------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                    .76 %           .28%
Year ended 8/31/2002                    .75             .18
Year ended 8/31/2001                    .71             .56
Year ended 8/31/2000                    .70             .58
Year ended 8/31/1999                    .70             .28
CLASS R-1:
Year ended 8/31/2003                   1.53/4/         (.53)
Period from 6/6/2002 to 8/31/2002       .36/4/         (.16)
-----------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2003                  1.49/4/         (.49)
 Period from 5/21/2002 to 8/31/2002     .42/4/         (.17)
-----------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2003                  1.11/4/         (.11)
 Period from 5/21/2002 to 8/31/2002     .31/4/         (.06)
-----------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003                    .74 %/4/        .26%
Period from 5/28/2002 to 8/31/2002      .20 /4/         .05
CLASS R-5:
 Year ended 8/31/2003                   .43             .56
 Period from 5/15/2002 to 8/31/2002     .13             .14


The Growth Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         30%         36%         47%          46%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.59% and 1.82% for Classes R-1 and R-2, respectively, during the year ended August 31, 2003, and .46%, .49%, .33% and .25% for Classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002. The expense ratios for Classes R-3 and R-4 were not affected by payments made by Capital Research and Management Company during the year ended August 31, 2003.
                                        The Growth Fund of America / Prospectus

[LOGO - American Funds (R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.



[LOGO - recycle bug]





Printed on recycled paper
RPGEPR-905-1103 Litho in USA                Investment Company File No. 811-862
CGD/RRD/8033
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust




THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[LOGO - American Funds (R)]              The right choice for the long term/(R)/




The Growth Fund
of America/(R)/












TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 November 1, 2003

Risk/Return summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)

[begin bar chart]
1993  14.50%
1994   0.02
1995  29.80
1996  14.84
1997  26.86
1998  31.78
1999  45.70
2000   7.49
2001 -12.28
2002 -22.02
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                                                            27.17%  (quarter ended December 31, 1998)
LOWEST                                                            -20.61%  (quarter ended September 30, 2001)


The cumulative total return for the nine months ended September 30, 2003, was 18.46%.


                                     2
                                        The Growth Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73  -26.52%   5.87%    11.16%      14.96%
 S&P 500/2/                     -22.09   -0.58      9.34       11.70
 Consumer Price Index/3/          2.38    2.32      2.46        4.83



1 Lifetime results are measured from December 1, 1973, when Capital Research and
 Management Company became the fund's investment adviser.
2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
3 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
The Growth Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $25,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                         CLASS    CLASS   CLASS  CLASS   CLASS
                               CLASS A    R-1      R-2     R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                0.31%   0.31 %   0.31 %   0.31%  0.31%   0.31%
-------------------------------------------------------------------------------
 Distribution and/or service    0.25    1.00     0.75     0.50   0.25     N/A
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/              0.20    0.28     0.76     0.30   0.18    0.12
-------------------------------------------------------------------------------
 Total annual fund operating    0.76    1.59     1.82     1.11   0.74    0.43
 expenses
-------------------------------------------------------------------------------
 Expense reimbursement           N/A    0.06/3/  0.33/3/   N/A    N/A     N/A
-------------------------------------------------------------------------------
 Net expenses                   0.76    1.53     1.49     1.11   0.74    0.43
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75% and
 0.50%, respectively, of the class's average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class's average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period.


                                     4
                                        The Growth Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $648    $804     $973      $1,463
--------------------------------------------------------------------
 Class R-1/2/                     156     483      834       1,824
--------------------------------------------------------------------
 Class R-2/2/                     152     471      813       1,779
--------------------------------------------------------------------
 Class R-3                        113     353      612       1,352
--------------------------------------------------------------------
 Class R-4                         76     237      411         918
--------------------------------------------------------------------
 Class R-5                         44     138      241         542
--------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.


                                     5
The Growth Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     6
                                        The Growth Fund of America / Prospectus

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody's Investors Service, Inc., and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.


                                     7
The Growth Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table shown on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73        -22.02%   7.14%   11.82%       15.19%
 Lipper Capital Appreciation Fund     -23.98   -1.46     6.65        11.41
Index/2/
 Lipper Growth Fund Index/3/          -24.20   -2.28     6.96        10.49
 Lipper Multi-Cap Growth Index/4/     -29.82   -3.34     6.15        11.21
 Lipper Multi-Cap Core Index/5/       -21.74   -0.66     8.04        11.03



1 Lifetime results are measured from December 1, 1973, when Capital Research and
 Management Company became the fund's investment adviser.
2 Lipper Capital Appreciation Fund Index is an equally weighted performance index that represents funds which aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
3 Lipper Growth Fund Index is an equally weighted performance index with 30 of the largest growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper Multi-Cap Growth Index is an equally weighted performance index that represents funds which invest in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Lipper Multi-Cap Core Index is an equally weighted performance index that represents funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-cap core funds may invest in a wide variety of companies. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     8
                                        The Growth Fund of America / Prospectus

HOLDINGS BY INDUSTRY AS OF AUGUST 31, 2003
[begin pie chart]
Semiconductors & semiconductor equipment        12.78%
Retailing                                        9.70
Media                                            9.63
Pharmaceuticals & biotechnology                  8.82
Energy                                           6.01
Other industries                                42.80
Cash & equivalents                              10.26
[end pie chart]



 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2003
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 AOL Time Warner                                      3.29%
--------------------------------------------------------------------
 Lowe's Companies                                     2.46
---------------------------------------------
 American International Group                         2.32
--------------------------------------------------------------------
 Target                                               2.10
--------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing                   2.06
--------------------------------------------------------------------
 InterActiveCorp                                      2.02
--------------------------------------------------------------------
 Viacom                                               1.76
--------------------------------------------------------------------
 Applied Materials                                    1.72
--------------------------------------------------------------------
 Altria Group                                         1.66
--------------------------------------------------------------------
 Forest Laboratories                                  1.58
--------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
The Growth Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Growth Fund of America are:

 PORTFOLIO COUNSELOR/ FUND TITLE (IF APPLICABLE)      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
                                                    EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                                           12 years             Senior Vice President and Director, Capital
 Senior Vice President                                (plus 16 years prior      Research and Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 32 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate
---------------------------------------------------------------------------------------------------------------------------------
 JAMES E. DRASDO                                            18 years            Senior Vice President, Capital Research and
 Vice Chairman of the Board and Director              (plus 9 years prior       Management Company
                                                    experience as a research
                                                   professional for the fund)   Investment professional for 32 years in total;
                                                                                26 years with Capital Research and Management
                                                                                Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
 MICHAEL T. KERR                                            5 years             Senior Vice President, Capital Research Company
 Vice President                                       (plus 4 years prior
                                                   experience as a research     Investment professional for 20 years in total;
                                                  professional for the fund)    18 years with Capital Research and Management
                                                                                Company or affiliate

---------------------------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                                           10 years            Senior Vice President, Capital Research and
 President                                            (plus 6 years prior       Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 18 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate
---------------------------------------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG                                       15 years             President and Director, Capital Research and
 Chairman of the Board                                (plus 3 years prior       Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 33 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate
---------------------------------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                                       18 years             Chairman of the Board and Principal Executive
                                                                                Officer, Capital Research and Management Company

                                                                                Investment professional for 39 years, all with
                                                                                Capital Research and Management Company or
                                                                                affiliate

---------------------------------------------------------------------------------------------------------------------------------


                                     10
                                        The Growth Fund of America / Prospectus

The Growth Fund of America / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in the American Funds. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR A PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     12
                                        The Growth Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the net asset value of each share class may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     13
The Growth Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     14
                                        The Growth Fund of America / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold with no initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     15
The Growth Fund of America / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     16
                                        The Growth Fund of America / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may also be eligible to be invested in Class A shares at net asset value.


Retirement plan assets invested in Class A shares with a sales charge, or Class B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     17
The Growth Fund of America / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     18
                                        The Growth Fund of America / Prospectus

Financial highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                               gains (losses)
                                     Net asset      Net        on securities
                                      value,     investment    (both realized    Total from
                                     beginning     income           and          investment
                                     of period     (loss)       unrealized)      operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                  $18.57       $ .06          $ 3.88          $ 3.94
Year ended 8/31/2002                   23.20         .04           (4.62)          (4.58)
Year ended 8/31/2001                   35.91         .15           (8.62)          (8.47)
Year ended 8/31/2000                   26.20         .18           12.77           12.95
Year ended 8/31/1999                   17.95         .07           10.48           10.55
CLASS R-1:
Year ended 8/31/2003                   18.53        (.11)           3.87            3.76
Period from 6/6/2002 to 8/31/2002      21.08        (.03)          (2.52)          (2.55)
----------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2003                  18.53        (.10)           3.86            3.76
 Period from 5/21/2002 to 8/31/2002    22.11        (.03)          (3.55)          (3.58)
----------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2003                  18.55        (.02)           3.86            3.84
 Period from 5/21/2002 to 8/31/2002    22.11        (.01)          (3.55)          (3.56)
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003                  $18.57      $.05            $ 3.87          $ 3.92
Period from 5/28/2002 to 8/31/2002     22.01         .01           (3.45)          (3.44)
CLASS R-5:
 Year ended 8/31/2003                  18.58         .11            3.89            4.00
 Period from 5/15/2002 to 8/31/2002    22.40         .03           (3.85)          (3.82)
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                   $(.02)       $   --          $ (.02)        $22.49        21.23%      $41,267
Year ended 8/31/2002                    (.05)           --            (.05)         18.57       (19.80)       30,644
Year ended 8/31/2001                    (.15)        (4.09)          (4.24)         23.20       (25.28)       34,312
Year ended 8/31/2000                    (.04)        (3.20)          (3.24)         35.91        53.51        40,671
Year ended 8/31/1999                    (.09)        (2.21)          (2.30)         26.20        61.26        20,673
CLASS R-1:
Year ended 8/31/2003                    (.01)           --            (.01)         22.28        20.29            23
Period from 6/6/2002 to 8/31/2002         --            --              --          18.53       (12.10)            1
-------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2003                   (.03)           --            (.03)         22.26        20.29           305
 Period from 5/21/2002 to 8/31/2002       --            --              --          18.53       (16.19)            8
-------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2003                   (.04)           --            (.04)         22.35        20.75           743
 Period from 5/21/2002 to 8/31/2002       --            --              --          18.55       (16.10)           11
-------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003                   $(.05)           --         $(.05)          $22.44        21.19%         $401
Period from 5/28/2002 to 8/31/2002        --            --              --          18.57       (15.63)            3
CLASS R-5:
 Year ended 8/31/2003                   (.06)           --            (.06)         22.52        21.61           297
 Period from 5/15/2002 to 8/31/2002       --            --              --          18.58       (17.05)           95



                                      Ratio of     Ratio of net
                                      expenses     income (loss)
                                     to average     to average
                                     net assets     net assets
-----------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                    .76 %           .28%
Year ended 8/31/2002                    .75             .18
Year ended 8/31/2001                    .71             .56
Year ended 8/31/2000                    .70             .58
Year ended 8/31/1999                    .70             .28
CLASS R-1:
Year ended 8/31/2003                   1.53/4/         (.53)
Period from 6/6/2002 to 8/31/2002       .36/4/         (.16)
-----------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2003                  1.49/4/         (.49)
 Period from 5/21/2002 to 8/31/2002     .42/4/         (.17)
-----------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2003                  1.11/4/         (.11)
 Period from 5/21/2002 to 8/31/2002     .31/4/         (.06)
-----------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003                    .74 %/4/        .26%
Period from 5/28/2002 to 8/31/2002      .20 /4/         .05
CLASS R-5:
 Year ended 8/31/2003                   .43             .56
 Period from 5/15/2002 to 8/31/2002     .13             .14


The Growth Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         30%         36%         47%          46%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.59% and 1.82% for Classes R-1 and R-2, respectively, during the year ended August 31, 2003, and .46%, .49%, .33% and .25% for Classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002. The expense ratios for Classes R-3 and R-4 were not affected by payments made by Capital Research and Management Company during the year ended August 31, 2003.
                                        The Growth Fund of America / Prospectus

[LOGO - American Funds (R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.



[LOGO - recycle bug]





Printed on recycled paper
RPGEPR-905-1103 Litho in USA                Investment Company File No. 811-862
CGD/RRD/8033
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust